dUNHAM FUNDS

Supplement dated December 11, 2015 to the Statement of Additional Information dated February 27, 2015 (the “SAI”)

Dunham Corporate/Government Bond Fund Class A (DACGX) Class C (DCCGX) Class N (DNCGX)	Dunham Large Cap Value Fund Class A (DALVX) Class C (DCLVX) Class N (DNLVX)
Dunham Monthly Distribution Fund Class A (DAMDX) Class C (DCMDX) Class N (DNMDX)	Dunham Alternative Income Fund Class A (DAALX) Class C (DCALX) Class N (DNALX)
Dunham Floating Rate Bond Fund Class A (DAFRX) Class C (DCFRX) Class N (DNFRX)	Dunham Focused Large Cap Growth Fund Class A (DAFGX) Class C (DCFGX) Class N (DNFGX)
Dunham High-Yield Bond Fund Class A (DAHYX) Class C (DCHYX) Class N (DNHYX)	Dunham International Stock Fund Class A (DAINX) Class C (DCINX) Class N (DNINX)
Dunham International Opportunity Bond Fund Class A (DAIOX) Class C (DCIOX) Class N (DNIOX)	Dunham Real Estate Stock Fund Class A (DAREX) Class C (DCREX) Class N (DNREX)
Dunham Dynamic Macro Fund+ Class A (DAAVX) Class C (DCAVX) Class N (DNAVX)	Dunham Small Cap Value Fund Class A (DASVX) Class C (DCSVX) Class N (DNSVX)
Dunham Alternative Strategy Fund Class A (DAASX) Class C (DCASX) Class N (DNASX)	Dunham Emerging Markets Stock Fund Class A (DAEMX) Class C (DCEMX) Class N (DNEMX)
Dunham Appreciation & Income Fund Class A (DAAIX) Class C (DCAIX) Class N (DNAIX)	Dunham Small Cap Growth Fund Class A (DADGX) Class C (DCDGX) Class N (DNDGX)

+ Formerly known as the Dunham Loss Averse Equity Income Fund

Effective as of the date of this Supplement, the Dunham Funds’ sales charge waiver policy has been revised to include the following:

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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This Supplement and the existing SAI provides relevant information for all shareholders in the Dunham Funds and should be retained for future reference. The SAI has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling toll free at (888) 3DUNHAM (338-6426).